Financial risk management and financial instruments - Fair Value (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Transfers from Level 1 to Level 2, assets	R 0
Transfers from Level 2 to Level 1, assets	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers from Level 1 to Level 2, liabilities	0
Transfers from Level 2 to Level 1, liabilities	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	49,421	R 13,345
Listed long-term debt | Level 1
Financial risk management and financial instruments
Financial liabilities - fair value	49,421
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	91,777	95,984
Unlisted long-term debt | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	91,777
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	1,297	2,035
Short-term debt and bank overdraft | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	1,297
Derivative liabilities and guarantees (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	2,205	2,059
Derivative liabilities and guarantees (Long- and short-term financial liabilities) | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	2,205
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	28,501	26,518
Trade and other payables | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	28,501
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	830	682
Investments in listed securities | Level 1
Financial risk management and financial instruments
Financial assets - fair value	830
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	393	244
Investments in unlisted securities | Level 3
Financial risk management and financial instruments
Financial assets - fair value	393
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	25	25
Other long-term investments | Level 3
Financial risk management and financial instruments
Financial assets - fair value	25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	5,582	3,824
Long-term receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	5,582
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	645	1,827
Derivative assets (Long and short-term financial assets) | Level 2
Financial risk management and financial instruments
Financial assets - fair value	645
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	25,611	26,648
Trade and other receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	25,611
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	15,877	R 17,128
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets - fair value	R 15,877